SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of condensed financial statement balances and amounts of Company's VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 540,523		¥ 370,193	¥ 291,018	$ 74,051
Restricted cash	137,332		2,435		18,814
Financial Assets receivable, net	293,483		991,628		40,207
Accounts receivable, net	2,674,902		1,631,253
Prepaid expenses and other current assets, net	377,978		1,921,547		51,784
Deferred tax assets , net	72,405		61,174		9,919
Property and equipment , net	44,397		40,332		6,082
Right-of-use assets	52,759		49,659		7,228
Other non-current assets	737,583		2,263		101,048
TOTAL ASSETS	5,409,893		5,644,766		741,151
Payroll and welfare payables	144,065		94,856		19,737
Tax payables	687,034		568,819		94,123
Accrued expenses and other liabilities	866,409		720,538		118,696
Lease liabilities	51,677		47,958		7,080
TOTAL LIABILITIES	2,282,279		3,264,305		$ 312,670
Net revenue	5,801,032	$ 794,738	5,466,873	3,271,414
Operating income (loss)	1,248,015	170,977	1,332,470	1,182,019
Net Income (Loss)	1,056,478	144,736	1,297,619	1,179,658
Net cash provided by (used in) operating activities	1,425,488	195,292	389,588	133,592
Net cash used in investing activities	(783,520)	(107,342)	(105,850)	(22,949)
Net cash used in financing activities	(332,687)	$ (45,578)	(193,481)	(12,566)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	5,439		81,384
Restricted cash	0		2,435
Accounts receivable, net	54,404		97,187
Prepaid expenses and other current assets, net	29,822		31,101
Deferred tax assets , net	18,550		13,935
Property and equipment , net	6,531		9,538
Right-of-use assets	24,643		17,271
Other non-current assets	511
TOTAL ASSETS	139,900		252,851
Payroll and welfare payables	64,442		41,189
Tax payables	25,935		24,249
Accrued expenses and other liabilities	184,996		220,770
Lease liabilities	23,521		16,647
TOTAL LIABILITIES	298,894		302,855
Net revenue	280,566		473,239	972,029
Operating income (loss)	(1,274,173)		(1,140,806)	52,204
Net Income (Loss)	(1,265,296)		(868,605)	164,741
Net cash provided by (used in) operating activities	(1,368,916)		(1,095,655)	8,807
Net cash used in investing activities	(1,274)		(74,100)	(7,265)
Net cash used in financing activities	¥ 0		¥ 0	¥ 0